                                                                               .
                                                                               .
                                                                               .

                             Supplement dated Nov. 2, 2009*
                                                                   --------------------
  PRODUCT NAME                                                       PRODUCT FORM #
---------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE BUILDER SELECT VARIABLE ANNUITY              45303 J (5/09)
---------------------------------------------------------------------------------------


This information in this supplement updates and amends certain information contained in your current variable life insurance or variable annuity contract prospectus. Please read it carefully and keep it with your variable life insurance or variable annuity prospectus.

Effective Nov. 2, 2009 Legg Mason Partners Variable Small Cap Growth Portfolio, Class I will change its name to Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Class I.

The following information will replace the current fund description in the table under "The Variable Account and the Funds" section of the prospectus:




--------------------------------------------------------------------------------------------------------
FUND NAME             INVESTMENT OBJECTIVE                                INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------
Legg Mason            Seeks long-term growth of capital.                  Legg Mason Partners Fund
ClearBridge                                                               Advisor, LLC, adviser;
Variable Small Cap                                                        ClearBridge Advisors, LLC,
Growth Portfolio,                                                         sub-adviser.
Class I (previously
Legg Mason Partners
Variable Small Cap
Growth Portfolio,
Class I )


--------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45303-19 A (11/09)

* Valid until next prospectus update.

                                        Supplement dated Nov. 2, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 J (5/09)        274320 D (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 J (5/09)        45313 M 95/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 J (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY               45301 J (5/09)
-------------------------------------------------------------------------------------------------------------


This information in this supplement updates and amends certain information contained in your current variable life insurance or variable annuity contract prospectus. Please read it carefully and keep it with your variable life insurance or variable annuity prospectus.

Effective Nov. 2, 2009 Legg Mason Partners Variable Small Cap Growth Portfolio, Class I will change its name to Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Class I.

The following information will replace the current fund description in the table under "The Variable Account and the Funds" section of the prospectus:




--------------------------------------------------------------------------------------------------------
FUND NAME             INVESTMENT OBJECTIVE                                INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------
Legg Mason            Seeks long-term growth of capital.                  Legg Mason Partners Fund
ClearBridge                                                               Advisor, LLC, adviser;
Variable Small Cap                                                        ClearBridge Advisors, LLC,
Growth Portfolio,                                                         sub-adviser.
Class I (previously
Legg Mason Partners
Variable Small Cap
Growth Portfolio,
Class I )


--------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45307-15 C (11/09)

* Valid until next prospectus update.